Basis of Preparation (Details) (AIG, AerCap and AerCap Ireland Limited, Sale of ILFC common stock by AIG, Predecessor)	0 Months Ended
Dec. 16, 2013
AIG | AerCap and AerCap Ireland Limited | Sale of ILFC common stock by AIG | Predecessor
Transaction
Percentage of common stock to be sold by AIG	100.00%